UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-08416

                              Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

                              Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100

                              Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

June 30, 2023 (Unaudited)
Semi-Annual Report
Touchstone Variable Series Trust
Touchstone Balanced Fund
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Small Company Fund

Page
Tabular Presentation of Portfolios of Investments	3-4
Portfolios of Investments:
Touchstone Balanced Fund	5-7
Touchstone Bond Fund	8-12
Touchstone Common Stock Fund	13
Touchstone Small Company Fund	14
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	18-19
Financial Highlights	20-21
Notes to Financial Statements	22-33
Other Items	34-35
Privacy Protection Policy	39
This report identifies the Funds' investments on June 30, 2023. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2023
Touchstone Balanced Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	49.4%
AA/Aa	5.3
A/A	12.9
BBB/Baa	32.4
Total	100.0%
Sector Allocation**(% of Net Assets)
Common Stocks
Information Technology	16.8%
Health Care	9.9
Financials	8.6
Communication Services	8.2
Industrials	5.8
Consumer Discretionary	5.2
Consumer Staples	2.5
Energy	2.4
Materials	1.0
Real Estate	0.6
Corporate Bonds	17.1
U.S. Treasury Obligations	10.2
Commercial Mortgage-Backed Securities	4.0
U.S. Government Mortgage-Backed Obligations	3.9
Exchange-Traded Fund	1.8
Sovereign Government Obligations	0.2
Short-Term Investment Funds	1.9
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	45.8%
AA/Aa	7.7
A/A	10.9
BBB/Baa	30.7
BB/Ba	0.2
B/B	0.3
CC	0.1
Not Rated	2.1
Cash Equivalents	2.2
Total	100.0%
Touchstone Common Stock Fund

Sector Allocation**(% of Net Assets)
Information Technology	27.2%
Health Care	16.3
Financials	14.0
Communication Services	13.8
Consumer Discretionary	8.8
Industrials	8.8
Consumer Staples	4.4
Energy	4.2
Materials	1.7
Real Estate	1.1
Short-Term Investment Fund	0.0
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Small Company Fund

Sector Allocation*(% of Net Assets)
Industrials	22.2%
Health Care	16.8
Consumer Discretionary	15.4
Information Technology	15.0
Real Estate	10.6
Financials	9.1
Materials	4.3
Energy	3.0
Communication Services	2.6
Short-Term Investment Fund	1.2
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%
* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Balanced Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 61.0%
	Information Technology — 16.8%
13,273	Apple, Inc.	$ 2,574,564
3,115	International Business Machines Corp.	416,818
8,512	Microsoft Corp.	2,898,677
7,146	Oracle Corp.	851,017
3,457	Salesforce, Inc.*	730,326
3,574	Texas Instruments, Inc.	643,391
2,137	Workday, Inc. - Class A*	482,727
		8,597,520
	Health Care — 9.9%
3,963	AmerisourceBergen Corp.	762,600
6,020	BioMarin Pharmaceutical, Inc.*	521,814
6,710	Bristol-Myers Squibb Co.	429,104
2,722	HCA Healthcare, Inc.	826,073
5,818	Johnson & Johnson	962,995
6,711	Medtronic PLC	591,239
2,039	UnitedHealth Group, Inc.	980,025
		5,073,850
	Financials — 8.6%
21,793	Bank of America Corp.	625,241
4,285	Berkshire Hathaway, Inc. - Class B*	1,461,185
2,228	Goldman Sachs Group, Inc. (The)	718,619
384	Markel Group, Inc.*	531,141
4,138	PayPal Holdings, Inc.*	276,129
3,415	Visa, Inc. - Class A	810,994
		4,423,309
	Communication Services — 8.2%
13,038	Alphabet, Inc. - Class C*	1,577,207
7,542	AT&T, Inc.	120,295
11,777	Comcast Corp. - Class A	489,334
2,823	Fox Corp. - Class A	95,982
4,324	Meta Platforms, Inc. - Class A*	1,240,901
986	Netflix, Inc.*	434,323
2,667	Walt Disney Co. (The)*	238,110
		4,196,152
	Industrials — 5.8%
2,270	Boeing Co. (The)*	479,333
856	FedEx Corp.	212,203
1,879	Hubbell, Inc.	623,001
6,347	Raytheon Technologies Corp.	621,752
9,216	Southwest Airlines Co.	333,711
6,141	SS&C Technologies Holdings, Inc.	372,145
3,335	Stanley Black & Decker, Inc.	312,523
		2,954,668
	Consumer Discretionary — 5.2%
2,567	Airbnb, Inc. - Class A*	328,987
2,136	Alibaba Group Holding Ltd. (China) ADR*	178,036
10,639	Amazon.com, Inc.*	1,386,900
2,943	Hilton Worldwide Holdings, Inc.	428,354
3,659	Starbucks Corp.	362,460
		2,684,737
	Consumer Staples — 2.5%
11,705	Monster Beverage Corp.*	672,335
6,538	Philip Morris International, Inc.	638,240
		1,310,575
	Energy — 2.4%
7,488	Exxon Mobil Corp.	803,088
8,856	Schlumberger NV	435,007
		1,238,095
Shares		Market Value

	Materials — 1.0%
7,104	DuPont de Nemours, Inc.	$ 507,510
	Real Estate — 0.6%
1,833	Jones Lang LaSalle, Inc.*	285,581
	Total Common Stocks	$31,271,997
Principal Amount
	Corporate Bonds — 17.1%
	Financials — 4.6%
$ 150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	134,002
89,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	87,582
112,000	Ares Capital Corp., 3.250%, 7/15/25	103,513
81,000	Bank of America Corp., 2.687%, 4/22/32	67,064
82,000	Bank of America Corp., 3.705%, 4/24/28	76,835
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	82,735
80,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	83,307
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	63,622
77,000	Citigroup, Inc., 3.200%, 10/21/26	72,029
60,000	Citigroup, Inc., 6.174%, 5/25/34	60,439
171,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.891%, 2/15/27(A)	156,924
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	100,013
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	51,659
126,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	100,334
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	109,721
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	92,408
112,000	Mastercard, Inc., 2.000%, 11/18/31	92,429
109,000	Morgan Stanley, 3.950%, 4/23/27	103,185
66,000	Morgan Stanley, 5.297%, 4/20/37	62,421
74,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	71,313
76,000	Northern Trust Corp., 6.125%, 11/2/32	78,752
113,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	88,020
121,000	PNC Capital Trust, (3M LIBOR +0.570%), 6.066%, 6/1/28(A)	108,916
67,000	Prudential Financial, Inc., 5.125%, 3/1/52	60,492
185,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.990%, 5/15/27(A)	168,043
22,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	21,116
68,000	US Bancorp, 4.967%, 7/22/33	61,562
		2,358,436
	Consumer Discretionary — 1.9%
101,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	79,861
135,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	123,956
82,000	Brunswick Corp., 4.400%, 9/15/32	71,607
60,000	Ford Motor Co., 3.250%, 2/12/32	47,196
105,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	84,889
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	55,055
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	64,875
86,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	75,345
33,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	23,127
113,000	Lowe's Cos., Inc., 4.500%, 4/15/30	109,838
110,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	98,491
58,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	51,447
104,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	84,574
		970,261
	Health Care — 1.6%
84,000	AbbVie, Inc., 4.450%, 5/14/46	73,836
90,000	Amgen, Inc., 5.150%, 3/2/28	89,895

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.1% (Continued)
	Health Care — (Continued)
$ 67,000	Becton Dickinson & Co., 4.685%, 12/15/44	$ 60,551
86,000	CommonSpirit Health, 4.187%, 10/1/49	69,277
73,000	CVS Health Corp., 5.125%, 7/20/45	67,433
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	84,403
72,000	Elevance Health, Inc., 4.750%, 2/15/33	69,897
68,000	Eli Lilly & Co., 4.875%, 2/27/53	69,747
88,000	HCA, Inc., 5.375%, 9/1/26	87,279
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	89,607
100,000	Viatris, Inc., 2.700%, 6/22/30	80,876
		842,801
	Industrials — 1.6%
100,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	83,130
53,000	Boeing Co. (The), 5.805%, 5/1/50	52,607
83,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	87,658
54,000	Carrier Global Corp., 3.577%, 4/5/50	39,833
94,000	FedEx Corp., 5.100%, 1/15/44	87,371
99,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	86,933
88,000	Mohawk Industries, Inc., 3.625%, 5/15/30†	79,397
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	74,806
71,000	Roper Technologies, Inc., 2.950%, 9/15/29	62,744
52,000	WestRock MWV LLC, 8.200%, 1/15/30	59,608
117,000	Xylem, Inc., 1.950%, 1/30/28	102,601
		816,688
	Utilities — 1.6%
127,000	CMS Energy Corp., 4.750%, 6/1/50	109,499
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	61,255
72,000	Edison International, 4.125%, 3/15/28	67,170
98,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	90,499
107,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 7.601%, 10/1/66(A)	92,242
104,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	68,930
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	79,924
89,000	PacifiCorp., 5.750%, 4/1/37	85,700
190,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 7.433%, 5/15/67(A)	159,889
		815,108
	Information Technology — 1.5%
67,000	Apple, Inc., 4.650%, 2/23/46	65,953
116,000	Broadcom, Inc., 4.150%, 11/15/30	106,673
105,000	Marvell Technology, Inc., 2.950%, 4/15/31	87,950
112,000	Microchip Technology, Inc., 0.983%, 9/1/24	105,777
54,000	Micron Technology, Inc., 2.703%, 4/15/32	42,552
20,000	Micron Technology, Inc., 6.750%, 11/1/29	20,779
49,000	Microsoft Corp., 3.500%, 2/12/35	45,813
90,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	89,365
46,000	Oracle Corp., 2.650%, 7/15/26	42,514
32,000	Oracle Corp., 3.600%, 4/1/40	24,718
24,000	Oracle Corp., 4.300%, 7/8/34	21,732
65,000	Visa, Inc., 4.150%, 12/14/35	61,849
71,000	VMware, Inc., 1.400%, 8/15/26	62,666
		778,341
	Real Estate — 1.2%
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	93,450
122,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	118,248
94,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	84,142
13,000	Kilroy Realty LP REIT, 2.500%, 11/15/32	9,003
45,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	30,504
47,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	36,740
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	69,489
Principal Amount		MarketValue

	Real Estate — (Continued)
$ 58,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	$ 58,912
46,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	31,944
8,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	5,778
63,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	53,024
		591,234
	Energy — 1.0%
64,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	61,342
74,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	68,062
112,000	Cheniere Energy, Inc., 4.625%, 10/15/28	104,587
60,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	57,026
73,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	66,681
67,000	MPLX LP, 4.950%, 3/14/52	56,737
81,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	86,304
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	19,681
		520,420
	Consumer Staples — 1.0%
94,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	89,576
64,000	Kroger Co. (The), 5.000%, 4/15/42	58,380
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	80,801
55,000	PepsiCo, Inc., 1.625%, 5/1/30	45,682
44,000	PepsiCo, Inc., 4.450%, 2/15/33†	44,339
125,000	Philip Morris International, Inc., 5.375%, 2/15/33	124,675
65,000	Starbucks Corp., 3.350%, 3/12/50	47,568
		491,021
	Communication Services — 0.8%
54,000	AT&T, Inc., 4.500%, 5/15/35	49,619
60,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	56,462
74,000	Comcast Corp., 4.000%, 3/1/48	61,603
64,000	Paramount Global, 4.200%, 5/19/32	53,604
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	108,700
42,000	T-Mobile USA, Inc., 5.750%, 1/15/54	43,101
98,000	Verizon Communications, Inc., 2.987%, 10/30/56	62,042
		435,131
	Materials — 0.3%
90,000	Celanese US Holdings LLC, 6.165%, 7/15/27	89,695
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	72,578
		162,273
	Total Corporate Bonds	$8,781,714
	U.S. Treasury Obligations — 10.2%
815,000	U.S. Treasury Bond, 4.000%, 11/15/42	808,506
404,000	U.S. Treasury Bond, 4.000%, 11/15/52	414,289
1,110,000	U.S. Treasury Note, 3.500%, 2/15/33	1,080,689
690,000	U.S. Treasury Note, 3.625%, 5/31/28	674,691
1,940,000	U.S. Treasury Note, 4.000%, 2/29/28	1,924,995
55,000	U.S. Treasury Note, 4.375%, 10/31/24	54,330
250,000	U.S. Treasury Note, 4.625%, 2/28/25	248,027
	Total U.S. Treasury Obligations	$5,205,527
	Commercial Mortgage-Backed Securities — 4.0%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	49,812
145,000	BANK, Ser 2021-BN36, Class A5, 2.470%, 9/15/64	117,806
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	229,451
75,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	62,590
55,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	44,174
165,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	135,617

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 4.0% (Continued)
$ 45,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(B)	$ 37,685
140,000	BBCMS Mortgage Trust, Ser 2022-C16, Class A5, 4.600%, 6/15/55(A)(B)	132,761
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	146,809
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	214,412
80,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	76,143
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	65,018
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	213,508
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	153,873
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	69,562
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	149,370
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	125,374
	Total Commercial Mortgage-Backed Securities	$2,023,965
	U.S. Government Mortgage-Backed Obligations — 3.9%
100,821	FHLMC, Pool #G05624, 4.500%, 9/1/39	99,712
68,403	FHLMC, Pool #Q29260, 4.000%, 10/1/44	65,532
292,958	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	281,889
299,902	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	288,618
297,373	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	286,221
287,601	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	282,002
308,040	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	302,226
41,635	FNMA, Pool #725423, 5.500%, 5/1/34	42,612
37,685	FNMA, Pool #725610, 5.500%, 7/1/34	38,576
8,247	FNMA, Pool #890310, 4.500%, 12/1/40	8,147
27,508	FNMA, Pool #AD9193, 5.000%, 9/1/40	27,717
296,018	FNMA, Pool #FS2906, 5.000%, 9/1/52	290,477
	Total U.S. Government Mortgage-Backed Obligations	$2,013,729
Shares
Exchange-Traded Fund — 1.8%
10,788	iShares JP Morgan USD Emerging Markets Bond ETF	933,593
Principal Amount
Sovereign Government Obligations — 0.2%
$ 146,000	Peruvian Government International Bond, 2.780%, 12/1/60	88,748
Shares
	Short-Term Investment Funds — 1.9%
898,414	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	898,414
82,944	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	82,944
	Total Short-Term Investment Funds	$981,358
	Total Investment Securities—100.1% (Cost $44,727,753)	$51,300,631
	Liabilities in Excess of Other Assets — (0.1%)	(48,642)
	Net Assets — 100.0%	$51,251,989
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $81,105.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $934,813 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$31,271,997	$—	$—	$31,271,997
Corporate Bonds	—	8,781,714	—	8,781,714
U.S. Treasury Obligations	—	5,205,527	—	5,205,527
Commercial Mortgage-Backed Securities	—	2,023,965	—	2,023,965
U.S. Government Mortgage-Backed Obligations	—	2,013,729	—	2,013,729
Exchange-Traded Fund	933,593	—	—	933,593
Sovereign Government Obligations	—	88,748	—	88,748
Short-Term Investment Funds	981,358	—	—	981,358
Total	$33,186,948	$18,113,683	$—	$51,300,631
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Bond Fund – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 37.4%
	Financials — 10.3%
$ 400,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 357,338
319,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	313,918
283,000	Ares Capital Corp., 3.250%, 7/15/25	261,556
200,000	Bank of America Corp., 2.687%, 4/22/32	165,591
250,000	Bank of America Corp., 3.705%, 4/24/28	234,253
335,000	Bank of Montreal (Canada), 3.803%, 12/15/32	294,854
306,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	318,650
495,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	349,891
377,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	296,695
176,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	159,964
225,000	Citigroup, Inc., 3.200%, 10/21/26	210,474
180,000	Citigroup, Inc., 6.174%, 5/25/34	181,316
314,000	Citizens Bank NA, 4.575%, 8/9/28	285,323
318,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	280,980
583,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.891%, 2/15/27(A)	535,010
352,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	288,563
182,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	170,944
349,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	277,909
256,000	JPMorgan Chase & Co., 2.956%, 5/13/31	219,442
336,000	JPMorgan Chase & Co., 3.509%, 1/23/29	310,491
374,000	Mastercard, Inc., 2.000%, 11/18/31	308,647
311,000	Morgan Stanley, 3.950%, 4/23/27	294,409
252,000	Morgan Stanley, 5.297%, 4/20/37	238,335
275,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	265,013
296,000	Northern Trust Corp., 6.125%, 11/2/32	306,717
395,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	307,680
450,000	PNC Capital Trust, (3M LIBOR +0.570%), 6.066%, 6/1/28(A)	405,060
250,000	Prudential Financial, Inc., 5.125%, 3/1/52	225,718
518,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.990%, 5/15/27(A)	470,522
210,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	201,560
236,000	US Bancorp, 4.967%, 7/22/33	213,655
		8,750,478
	Consumer Discretionary — 4.3%
373,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	294,931
464,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	426,040
316,000	Brunswick Corp., 4.400%, 9/15/32	275,951
202,000	Ford Motor Co., 3.250%, 2/12/32	158,893
505,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	408,275
169,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	166,148
227,000	Home Depot, Inc. (The), 5.950%, 4/1/41	249,603
227,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	227,339
374,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	327,661
120,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	84,100
308,000	Lowe's Cos., Inc., 4.500%, 4/15/30	299,380
358,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	320,544
218,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	193,370
336,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	273,240
		3,705,475
	Health Care — 3.4%
283,000	AbbVie, Inc., 4.450%, 5/14/46	248,756
232,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	179,134
302,000	Amgen, Inc., 5.150%, 3/2/28	301,646
194,000	Becton Dickinson & Co., 4.685%, 12/15/44	175,327
263,000	CommonSpirit Health, 4.187%, 10/1/49	211,860
Principal Amount		Market Value

	Health Care — (Continued)
$ 240,000	CVS Health Corp., 5.125%, 7/20/45	$ 221,697
293,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	237,788
271,000	Elevance Health, Inc., 4.750%, 2/15/33	263,085
232,000	Eli Lilly & Co., 4.875%, 2/27/53	237,962
322,000	HCA, Inc., 5.375%, 9/1/26	319,362
312,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	261,284
302,000	Viatris, Inc., 2.700%, 6/22/30	244,247
		2,902,148
	Industrials — 3.2%
272,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	226,113
153,000	Boeing Co. (The), 5.805%, 5/1/50	151,864
282,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	297,826
200,000	Carrier Global Corp., 3.577%, 4/5/50	147,529
340,000	FedEx Corp., 5.100%, 1/15/44	316,022
298,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	261,678
272,000	Mohawk Industries, Inc., 3.625%, 5/15/30†	245,410
243,000	Norfolk Southern Corp., 4.837%, 10/1/41	224,419
197,000	Roper Technologies, Inc., 2.950%, 9/15/29	174,092
515,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	460,781
202,000	WestRock MWV LLC, 8.200%, 1/15/30	231,556
		2,737,290
	Information Technology — 3.0%
234,000	Apple, Inc., 4.650%, 2/23/46	230,342
432,000	Broadcom, Inc., 4.150%, 11/15/30	397,264
363,000	Marvell Technology, Inc., 2.950%, 4/15/31	304,054
370,000	Microchip Technology, Inc., 0.983%, 9/1/24	349,443
202,000	Micron Technology, Inc., 2.703%, 4/15/32	159,177
82,000	Micron Technology, Inc., 6.750%, 11/1/29	85,192
148,000	Microsoft Corp., 3.500%, 2/12/35	138,374
328,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	325,686
174,000	Oracle Corp., 2.650%, 7/15/26	160,815
120,000	Oracle Corp., 3.600%, 4/1/40	92,692
94,000	Oracle Corp., 4.300%, 7/8/34	85,119
220,000	Visa, Inc., 4.150%, 12/14/35	209,335
		2,537,493
	Utilities — 2.9%
438,000	CMS Energy Corp., 4.750%, 6/1/50	377,644
93,000	Duke Energy Progress LLC, 4.150%, 12/1/44	76,982
207,000	Edison International, 4.125%, 3/15/28	193,113
224,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	188,372
366,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	337,988
351,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 7.601%, 10/1/66(A)	302,588
338,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	224,022
372,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	235,967
127,000	PacifiCorp., 5.750%, 4/1/37	122,291
535,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 7.433%, 5/15/67(A)	450,213
		2,509,180
	Energy — 2.6%
214,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	213,791
274,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	262,620
207,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	190,391
394,000	Cheniere Energy, Inc., 4.625%, 10/15/28	367,922
200,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	190,087
186,487	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	125,890
266,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	242,973
251,000	MPLX LP, 4.950%, 3/14/52	212,551

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 37.4% (Continued)
	Energy — (Continued)
$ 295,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	$ 314,315
206,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	143,689
		2,264,229
	Real Estate — 2.3%
361,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	337,355
338,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	327,607
362,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	324,035
41,000	Kilroy Realty LP REIT, 2.500%, 11/15/32	28,393
139,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	94,223
151,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	118,037
290,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	272,321
205,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	208,224
118,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	81,943
66,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	47,668
188,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	158,231
		1,998,037
	Consumer Staples — 2.2%
324,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	308,752
306,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	283,399
213,000	Kroger Co. (The), 5.000%, 4/15/42	194,295
336,000	Mars, Inc., 144a, 3.875%, 4/1/39	282,803
306,000	PepsiCo, Inc., 4.450%, 2/15/33	308,356
375,000	Philip Morris International, Inc., 5.375%, 2/15/33	374,025
164,000	Starbucks Corp., 3.350%, 3/12/50	120,018
		1,871,648
	Communication Services — 2.1%
238,000	AT&T, Inc., 4.500%, 5/15/35	218,690
355,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	311,185
204,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	191,972
243,000	Comcast Corp., 4.000%, 3/1/48	202,292
220,000	Paramount Global, 4.200%, 5/19/32	184,264
335,000	T-Mobile USA, Inc., 3.875%, 4/15/30	308,597
146,000	T-Mobile USA, Inc., 5.750%, 1/15/54	149,826
339,000	Verizon Communications, Inc., 2.987%, 10/30/56	214,616
		1,781,442
	Materials — 1.1%
206,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	176,986
176,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	142,183
328,000	Celanese US Holdings LLC, 6.165%, 7/15/27	326,890
301,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	263,205
		909,264
	Total Corporate Bonds	$31,966,684
	U.S. Treasury Obligations — 26.6%
1,535,000	U.S. Treasury Bond, 1.750%, 8/15/41	1,076,479
1,995,000	U.S. Treasury Bond, 2.375%, 2/15/42	1,550,489
1,640,000	U.S. Treasury Bond, 4.000%, 11/15/42	1,626,931
1,668,000	U.S. Treasury Bond, 4.000%, 11/15/52	1,710,482
1,380,000	U.S. Treasury Note, 1.875%, 2/15/32	1,181,409
2,272,000	U.S. Treasury Note, 2.750%, 8/15/32	2,081,631
6,060,000	U.S. Treasury Note, 3.500%, 2/15/33	5,899,978
4,160,000	U.S. Treasury Note, 3.625%, 5/31/28	4,067,700
Principal Amount		Market Value
	U.S. Treasury Obligations — 26.6% (Continued)
$2,325,000	U.S. Treasury Note, 4.000%, 2/29/28	$ 2,307,018
1,176,000	U.S. Treasury Note, 4.125%, 11/15/32	1,200,990
	Total U.S. Treasury Obligations	$22,703,107
	Commercial Mortgage-Backed Securities — 9.3%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	627,949
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	236,610
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	304,603
275,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	220,870
810,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	665,757
210,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(B)	175,864
500,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 7.211%, 2/15/29(A)	489,678
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	210,208
333,876	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	331,927
390,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	371,195
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	307,455
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	362,377
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	209,839
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	316,961
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 6.643%, 10/15/36(A)	198,396
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	728,636
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 6.463%, 11/15/35(A)	338,110
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	329,258
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48	306,621
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	587,036
700,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	605,253
	Total Commercial Mortgage-Backed Securities	$7,924,603
	U.S. Government Mortgage-Backed Obligations — 7.0%
40,196	FHLMC, Pool #A95946, 4.000%, 1/1/41	38,689
28,047	FHLMC, Pool #A96485, 4.500%, 1/1/41	27,666
9,041	FHLMC, Pool #G03217, 5.500%, 9/1/37	9,040
4,349	FHLMC, Pool #G03781, 6.000%, 1/1/38	4,502
189,038	FHLMC, Pool #G05624, 4.500%, 9/1/39	186,960
255,384	FHLMC, Pool #Q29056, 4.000%, 10/1/44	244,533
112,105	FHLMC, Pool #Q29260, 4.000%, 10/1/44	107,400
551,009	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	450,437
602,811	FHLMC REMIC, Pool #SD0881, 2.500%, 2/1/52	511,932
2,585	FNMA, Pool #561741, 7.500%, 1/1/31	2,632
156,679	FNMA, Pool #725423, 5.500%, 5/1/34	160,354
139,575	FNMA, Pool #725610, 5.500%, 7/1/34	142,875
3,448	FNMA, Pool #889734, 5.500%, 6/1/37	3,544
22,674	FNMA, Pool #AB1149, 5.000%, 6/1/40	22,847
22,165	FNMA, Pool #AB1800, 4.000%, 11/1/40	21,310
38,159	FNMA, Pool #AD3795, 4.500%, 4/1/40	37,597

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.0% (Continued)
$ 49,435	FNMA, Pool #AD9150, 5.000%, 8/1/40	$ 49,812
91,692	FNMA, Pool #AD9193, 5.000%, 9/1/40	92,389
63,248	FNMA, Pool #AE0548, 4.500%, 11/1/40	62,481
53,417	FNMA, Pool #AE4429, 4.000%, 10/1/40	51,356
1,381	FNMA, Pool #AH2666, 4.000%, 1/1/26	1,345
3,187	FNMA, Pool #AH3493, 4.000%, 2/1/26	3,094
81,555	FNMA, Pool #AL0054, 4.500%, 2/1/41	80,565
231,928	FNMA, Pool #AR9195, 3.000%, 3/1/43	209,429
190,297	FNMA, Pool #AT2016, 3.000%, 4/1/43	171,835
149,339	FNMA, Pool #BC1158, 3.500%, 2/1/46	138,922
570,051	FNMA, Pool #BV4148, 3.000%, 3/1/52	504,242
313,671	FNMA, Pool #FM4996, 2.000%, 12/1/50	258,489
288,725	FNMA, Pool #FM5166, 3.000%, 12/1/50	255,698
243,797	FNMA, Pool #FM5279, 3.500%, 11/1/50	224,157
191,199	FNMA, Pool #FM5468, 2.500%, 1/1/36	174,545
271,531	FNMA, Pool #FM5682, 2.500%, 1/1/51	231,727
87,315	FNMA, Pool #MA1175, 3.000%, 9/1/42	78,846
53,326	FNMA, Pool #MA2177, 4.000%, 2/1/35	51,635
324,919	FNMA, Pool #MA4166, 3.000%, 10/1/40	295,090
620,983	FNMA, Pool #MA4571, 2.500%, 3/1/42	539,811
69,599	GNMA, Pool #4853, 4.000%, 11/20/40	67,573
53,055	GNMA, Pool #4883, 4.500%, 12/20/40	52,719
211,211	GNMA, Pool #5175, 4.500%, 9/20/41	209,875
17,074	GNMA, Pool #736696, 4.500%, 5/15/40	16,840
129,165	GNMA, Pool #AD1745, 3.000%, 2/20/43	115,990
78,521	GNMA, Pool #MA1157, 3.500%, 7/20/43	73,999
	Total U.S. Government Mortgage-Backed Obligations	$5,984,782
	Asset-Backed Securities — 4.8%
224,863	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	201,749
694,188	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	651,926
344,750	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	283,041
226,654	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	207,494
292,500	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	258,952
265,990	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	243,842
150,625	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	138,840
297,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	266,039
375,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 6.965%, 10/19/34(A)	366,191
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	243,409
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 6.460%, 10/15/34(A)	343,173
409,575	Planet Fitness Master Issuer LLC, Ser 2018-1A, Class A2II, 144a, 4.666%, 9/5/48	390,662
296,250	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	263,295
234,713	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	205,574
	Total Asset-Backed Securities	$4,064,187
Shares		MarketValue
Exchange-Traded Fund — 4.6%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	$ 3,931,599
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 4.2%
$ 53,385	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.556%, 7/25/43(A)(B)	49,512
270,626	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.514%, 6/25/45(A)(B)	251,025
270,152	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.646%, 10/25/45(A)(B)	246,500
143,475	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.408%, 5/25/43(A)(B)	136,399
202,169	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.906%, 1/25/45(A)(B)	186,565
116,153	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.771%, 12/25/44(A)(B)	107,424
343,268	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	317,731
171	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	165
27,289	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.495%, 3/25/43(A)(B)	26,699
405,995	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.575%, 2/25/48(A)(B)	345,286
276,412	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(B)	222,490
464,582	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.450%, 1/25/47(A)(B)	391,080
411,095	JP Morgan Mortgage Trust, Ser 2022-2, Class A25A, 144a, 2.500%, 8/25/52(A)(B)	317,539
76,054	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	34,033
50,682	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.533%, 8/25/43(A)(B)	47,221
69,586	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.492%, 5/25/43(A)(B)	64,679
440,218	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.757%, 8/25/48(A)(B)	414,849
398,947	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.757%, 8/25/48(A)(B)	375,956
22,101	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	18,901
	Total Non-Agency Collateralized Mortgage Obligations	$3,554,054
	Agency Collateralized Mortgage Obligations — 2.1%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	166,298
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	537,907
10,451	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	9,694
210,137	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	192,372
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	361,805
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	508,872
	Total Agency Collateralized Mortgage Obligations	$1,776,948
	Sovereign Government Obligations — 0.8%
210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	167,475
306,000	Chile Government International Bond, 3.100%, 1/22/61	199,019
206,000	Colombia Government International Bond, 3.250%, 4/22/32	152,246

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Sovereign Government Obligations — 0.8% (Continued)
$ 226,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	$ 108,667
210,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	89,250
	Total Sovereign Government Obligations	$716,657
Shares
	Short-Term Investment Funds — 2.6%
1,922,736	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	1,922,736
248,337	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	248,337
	Total Short-Term Investment Funds	$2,171,073
	Total Investment Securities—99.4% (Cost $93,135,253)	$84,793,694
	Other Assets in Excess of Liabilities — 0.6%	536,708
	Net Assets — 100.0%	$85,330,402
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $242,884.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $16,404,254 or 19.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$31,966,684	$—	$31,966,684
U.S. Treasury Obligations	—	22,703,107	—	22,703,107
Commercial Mortgage-Backed Securities	—	7,924,603	—	7,924,603
U.S. Government Mortgage-Backed Obligations	—	5,984,782	—	5,984,782
Asset-Backed Securities	—	4,064,187	—	4,064,187
Exchange-Traded Fund	3,931,599	—	—	3,931,599
Non-Agency Collateralized Mortgage Obligations	—	3,554,054	—	3,554,054
Agency Collateralized Mortgage Obligations	—	1,776,948	—	1,776,948
Sovereign Government Obligations	—	716,657	—	716,657
Short-Term Investment Funds	2,171,073	—	—	2,171,073
Other Financial Instruments
Futures
Interest rate contracts	46,537	—	—	46,537
Total Assets	$6,149,209	$78,691,022	$—	$84,840,231
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(52,834)	$—	$(52,834)
Futures
Interest rate contracts	(338,310)	—	—	(338,310)
Total Liabilities	$(338,310)	$(52,834)	$—	$(391,144)
Total	$5,810,899	$78,638,188	$—	$84,449,087

Touchstone Bond Fund (Unaudited) (Continued)
Futures Contracts
At June 30, 2023, $123,810 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
10-Year U.S. Ultra Treasury Note	9/20/2023	22	$2,605,625	$36,032
30-Year U.S. Ultra Treasury Bond	9/20/2023	9	1,225,969	10,505
Long Futures:
5-Year U.S. Treasury Note	9/29/2023	39	4,176,656	(29,964)
2-Year U.S. Treasury Note	9/29/2023	106	21,554,438	(308,346)
				$(291,773)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	6/20/28	$3,595,000	5.000%	ICE	Markit CDX North America High Yield Series 40 5Y Index	$(100,410)	$(47,576)	$(52,834)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Common Stock Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 100.3%
	Information Technology — 27.2%
87,268	Apple, Inc.	$ 16,927,374
22,843	International Business Machines Corp.	3,056,622
55,447	Microsoft Corp.	18,881,921
42,886	Oracle Corp.	5,107,294
23,223	Salesforce, Inc.*	4,906,091
25,987	Texas Instruments, Inc.	4,678,180
14,663	Workday, Inc. - Class A*	3,312,225
		56,869,707
	Health Care — 16.3%
25,420	AmerisourceBergen Corp.	4,891,571
41,078	BioMarin Pharmaceutical, Inc.*	3,560,641
46,888	Bristol-Myers Squibb Co.	2,998,488
19,074	HCA Healthcare, Inc.	5,788,577
40,115	Johnson & Johnson	6,639,835
43,174	Medtronic PLC	3,803,629
13,318	UnitedHealth Group, Inc.	6,401,163
		34,083,904
	Financials — 14.0%
150,470	Bank of America Corp.	4,316,984
27,398	Berkshire Hathaway, Inc. - Class B*	9,342,718
14,825	Goldman Sachs Group, Inc. (The)	4,781,656
2,590	Markel Group, Inc.*	3,582,436
25,722	PayPal Holdings, Inc.*	1,716,429
22,768	Visa, Inc. - Class A	5,406,945
		29,147,168
	Communication Services — 13.8%
83,721	Alphabet, Inc. - Class C*	10,127,729
88,597	AT&T, Inc.	1,413,122
79,545	Comcast Corp. - Class A	3,305,095
24,139	Fox Corp. - Class A	820,726
30,422	Meta Platforms, Inc. - Class A*	8,730,505
6,573	Netflix, Inc.*	2,895,341
16,977	Walt Disney Co. (The)*	1,515,707
		28,808,225
	Consumer Discretionary — 8.8%
16,963	Airbnb, Inc. - Class A*	2,173,978
15,202	Alibaba Group Holding Ltd. (China) ADR*	1,267,086
75,433	Amazon.com, Inc.*	9,833,446
18,191	Hilton Worldwide Holdings, Inc.	2,647,700
25,379	Starbucks Corp.	2,514,044
		18,436,254
	Industrials — 8.8%
15,193	Boeing Co. (The)*	3,208,154
7,486	FedEx Corp.	1,855,779
9,189	Hubbell, Inc.	3,046,705
37,773	Raytheon Technologies Corp.	3,700,243
Shares		Market Value

	Industrials — (Continued)
63,607	Southwest Airlines Co.	$ 2,303,210
41,743	SS&C Technologies Holdings, Inc.	2,529,626
18,592	Stanley Black & Decker, Inc.	1,742,256
		18,385,973
	Consumer Staples — 4.4%
80,216	Monster Beverage Corp.*	4,607,607
46,964	Philip Morris International, Inc.	4,584,626
		9,192,233
	Energy — 4.2%
50,133	Exxon Mobil Corp.	5,376,764
67,838	Schlumberger NV	3,332,203
		8,708,967
	Materials — 1.7%
50,117	DuPont de Nemours, Inc.	3,580,358
	Real Estate — 1.1%
14,337	Jones Lang LaSalle, Inc.*	2,233,705
	Total Common Stocks	$209,446,494
	Short-Term Investment Fund — 0.0%
516	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	516
	Total Investment Securities—100.3% (Cost $110,997,957)	$209,447,010
	Liabilities in Excess of Other Assets — (0.3%)	(603,203)
	Net Assets — 100.0%	$208,843,807
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$209,446,494	$—	$—	$209,446,494
Short-Term Investment Fund	516	—	—	516
Total	$209,447,010	$—	$—	$209,447,010
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.0%
	Industrials — 22.2%
10,507	ASGN, Inc.*	$ 794,644
5,259	Clean Harbors, Inc. *	864,737
10,958	Crane Co.	976,577
15,078	Crane NXT Co.	851,002
4,890	Curtiss-Wright Corp.	898,097
4,520	EMCOR Group, Inc.	835,206
7,239	ESCO Technologies, Inc.	750,178
5,207	ExlService Holdings, Inc.*	786,570
14,010	Federal Signal Corp.	897,060
14,368	ITT, Inc.	1,339,241
19,928	KBR, Inc.	1,296,516
18,516	MAXIMUS, Inc.	1,564,787
10,380	WNS Holdings Ltd. (India) ADR*	765,214
32,820	Zurn Elkay Water Solutions Corp.	882,530
		13,502,359
	Health Care — 16.8%
9,844	Bio-Techne Corp.	803,566
37,940	Certara, Inc.*	690,887
1,500	Chemed Corp.	812,505
13,293	Encompass Health Corp.	900,069
13,230	Ensign Group, Inc. (The)	1,262,936
14,988	Globus Medical, Inc. - Class A*	892,386
9,103	Merit Medical Systems, Inc.*	761,375
50,828	NextGen Healthcare, Inc.*	824,430
30,308	Premier, Inc. - Class A	838,319
21,287	Progyny, Inc.*	837,431
10,118	QuidelOrtho Corp.*	838,377
61,050	Veradigm, Inc.*	769,230
		10,231,511
	Consumer Discretionary — 15.4%
26,436	Frontdoor, Inc.*	843,308
25,650	Gentex Corp.	750,519
8,220	Grand Canyon Education, Inc.*	848,386
113,985	Leslie's, Inc.*	1,070,319
13,493	Malibu Boats, Inc. - Class A*	791,499
8,190	Oxford Industries, Inc.	806,060
12,480	Skyline Champion Corp.*	816,816
40,292	Steven Madden Ltd.	1,317,146
7,388	Texas Roadhouse, Inc.	829,525
3,100	TopBuild Corp.*	824,662
30,488	Zumiez, Inc.*	507,930
		9,406,170
	Information Technology — 15.0%
8,092	Advanced Energy Industries, Inc.	901,853
45,150	Box, Inc. - Class A*	1,326,507
116,749	CCC Intelligent Solutions Holdings, Inc.*	1,308,756
12,633	CommVault Systems, Inc.*	917,409
22,055	Digi International, Inc.*	868,747
11,712	Onto Innovation, Inc.*	1,364,097
5,630	Qualys, Inc.*	727,227
4,404	SPS Commerce, Inc.*	845,832
24,885	Verint Systems, Inc.*	872,468
		9,132,896
	Real Estate — 10.6%
13,080	Agree Realty Corp. REIT	855,301
54,070	Apple Hospitality REIT, Inc.	816,998
7,693	Colliers International Group, Inc. (Canada)	755,376
Shares		Market Value

	Real Estate — (Continued)
60,515	Corporate Office Properties Trust REIT	$ 1,437,231
42,570	Healthcare Realty Trust, Inc. REIT	802,870
42,160	Kite Realty Group Trust REIT	941,854
22,940	STAG Industrial, Inc. REIT	823,087
		6,432,717
	Financials — 9.1%
6,496	Evercore, Inc. - Class A	802,841
114,872	FNB Corp.	1,314,136
33,800	Home BancShares, Inc.	770,640
34,480	Pacific Premier Bancorp, Inc.	713,046
11,400	SouthState Corp.	750,120
31,887	Webster Financial Corp.	1,203,734
		5,554,517
	Materials — 4.3%
9,159	Ashland, Inc.	796,009
5,091	Eagle Materials, Inc.	949,064
18,451	Silgan Holdings, Inc.	865,167
		2,610,240
	Energy — 3.0%
21,560	Cactus, Inc. - Class A	912,419
29,390	ChampionX Corp.	912,266
		1,824,685
	Communication Services — 2.6%
38,666	Cargurus, Inc.*	875,012
10,539	Ziff Davis, Inc.*	738,362
		1,613,374
	Total Common Stocks	$60,308,469
	Short-Term Investment Fund — 1.2%
713,545	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	713,545
	Total Investment Securities—100.2% (Cost $46,364,396)	$61,022,014
	Liabilities in Excess of Other Assets — (0.2%)	(108,942)
	Net Assets — 100.0%	$60,913,072
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$60,308,469	$—	$—	$60,308,469
Short-Term Investment Fund	713,545	—	—	713,545
Total	$61,022,014	$—	$—	$61,022,014
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Assets
Investments, at cost	$44,727,753	$93,135,253	$110,997,957	$46,364,396
Investments, at market value *	$51,300,631	$84,793,694	$209,447,010	$61,022,014
Cash deposits held at prime broker (A)	—	405,556	—	—
Foreign currency †	—	—	1,094	99
Dividends and interest receivable	191,244	694,031	127,275	40,654
Receivable for capital shares sold	106	7,662	2,849	2,730
Receivable for investments sold	80,968	282,323	—	—
Receivable for securities lending income	34	105	—	—
Tax reclaim receivable	127	338	—	—
Other assets	40	85	125	59
Total Assets	51,573,150	86,183,794	209,578,353	61,065,556

Liabilities
Due to custodian	—	9,365	357,330	—
Payable for return of collateral for securities on loan	82,944	248,337	—	—
Payable for capital shares redeemed	32,531	27,533	44,904	3,437
Payable for investments purchased	103,924	308,942	—	60,614
Payable to Investment Adviser	35,852	21,096	77,921	20,042
Payable to other affiliates	7,449	31,284	82,914	8,256
Payable to Trustees	19,363	19,363	19,363	19,363
Payable for professional services	12,872	13,115	13,955	11,819
Payable for reports to shareholders	4,340	5,041	7,224	6,190
Payable for transfer agent services	11,794	29,201	110,976	18,795
Payable for variation margin on futures contracts	—	21,094	—	—
Payable for variation margin on swap agreements	—	100,410	—	—
Other accrued expenses and liabilities	10,092	18,611	19,959	3,968
Total Liabilities	321,161	853,392	734,546	152,484
Net Assets	$51,251,989	$85,330,402	$208,843,807	$60,913,072
Net assets consist of:
Paid-in capital	44,498,246	97,093,562	87,178,855	45,110,762
Distributable earnings (deficit)	6,753,743	(11,763,160)	121,664,952	15,802,310
Net Assets	$51,251,989	$85,330,402	$208,843,807	$60,913,072

Pricing of Class SC Shares
Net assets applicable to Class SC Shares	$35,065,626	$52,794,647	$73,894,792	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,136,292	5,976,527	6,528,247	—
Net asset value, offering price and redemption price per share	$11.18	$8.83	$11.32	$—

Pricing of Class I Shares
Net assets applicable to Class I Shares	$16,186,363	$32,535,755	$134,949,015	$60,913,072
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,447,330	3,679,217	11,862,726	4,872,095
Net asset value, offering price and redemption price per share	$11.18	$8.84	$11.38	$12.50
*Includes market value of securities on loan of:	$81,105	$242,884	$—	$—
†Cost of foreign currency:	$—	$—	$1,102	$103
(A)	Represents segregated cash for futures contracts and swap agreements.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended June 30, 2023 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Investment Income
Dividends*	$290,946	$108,495	$1,367,300	$385,848
Interest	374,318	1,682,393	—	—
Income from securities loaned	451	1,790	—	—
Total Investment Income	665,715	1,792,678	1,367,300	385,848
Expenses
Investment advisory fees	152,486	164,778	493,523	148,646
Administration fees	38,378	60,024	136,733	41,149
Compliance fees and expenses	1,807	1,807	1,807	1,807
Custody fees	18,747	16,280	2,707	3,225
Professional fees	12,809	14,625	14,024	11,831
Transfer Agent fees, Class SC	7,106	4,882	13,111	—
Transfer Agent fees, Class I	2,273	14,657	54,877	12,180
Reports to Shareholders, Class SC	3,023	3,236	3,494	—
Reports to Shareholders, Class I	3,763	4,451	5,976	5,768
Shareholder servicing fees, Class SC	50,134	18,847	67,683	—
Trustee fees	12,944	12,944	12,944	12,944
Other expenses	15,550	18,729	10,534	8,692
Total Expenses	319,020	335,260	817,413	246,242
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(99,214)	(28,463)	(29,621)	(20,301)
Net Expenses	219,806	306,797	787,792	225,941
Net Investment Income (Loss)	445,909	1,485,881	579,508	159,907
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(181,491)	(1,446,442)	8,961,867	1,847,865
Net realized gains on futures contracts	—	76,938	—	—
Net realized losses on swap agreements	—	(36,658)	—	—
Net realized losses on foreign currency transactions	—	—	—	(553)
Net change in unrealized appreciation (depreciation) on investments	6,288,728	2,067,561	25,229,483	2,132,320
Net change in unrealized appreciation (depreciation) on futures contracts	—	(291,773)	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	(52,834)	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	22	(4)
Net Realized and Unrealized Gains (Losses) on Investments	6,107,237	316,792	34,191,372	3,979,628
Change in Net Assets Resulting from Operations	$6,553,146	$1,802,673	$34,770,880	$4,139,535
*Net of foreign tax withholding of:	$—	$—	$—	$173
(A)	See Note 4 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Bond Fund		Touchstone Common Stock Fund
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
From Operations
Net investment income	$445,909	$630,719	$1,485,881	$2,397,421	$579,508	$985,656
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	(181,491)	(692,873)	(1,406,162)	(4,402,905)	8,961,867	12,734,514
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	6,288,728	(11,321,169)	1,722,954	(12,824,531)	25,229,505	(57,658,440)
Change in Net Assets from Operations	6,553,146	(11,383,323)	1,802,673	(14,830,015)	34,770,880	(43,938,270)

Distributions to Shareholders:
Distributed earnings, Class SC	—	(10,101,111)	—	(1,511,719)	—	(10,047,501)
Distributed earnings, Class I	—	(3,802,026)	—	(983,538)	—	(17,925,930)
Total Distributions	—	(13,903,137)	—	(2,495,257)	—	(27,973,431)

Share Transactions Class SC
Proceeds from Shares issued	112,855	1,276,232	398,988	1,412,860	200,036	534,139
Reinvestment of distributions	—	10,101,111	—	1,511,719	—	10,047,501
Cost of Shares redeemed	(9,719,025)	(5,517,199)	(3,647,674)	(2,855,299)	(6,986,930)	(9,423,608)
Change in Net Assets from Class SC Share Transactions	(9,606,170)	5,860,144	(3,248,686)	69,280	(6,786,894)	1,158,032

Share Transactions Class I
Proceeds from Shares issued	683,838	338,780	1,020,113	1,389,718	703,816	1,624,241
Reinvestment of distributions	—	3,802,026	—	983,538	—	17,925,930
Cost of Shares redeemed	(1,369,483)	(1,965,684)	(1,843,380)	(4,267,957)	(8,449,481)	(17,507,020)
Change in Net Assets from Class I Share Transactions	(685,645)	2,175,122	(823,267)	(1,894,701)	(7,745,665)	2,043,151
Change in Net Assets from Share Transactions	(10,291,815)	8,035,266	(4,071,953)	(1,825,421)	(14,532,559)	3,201,183

Total Increase (Decrease) in Net Assets	(3,738,669)	(17,251,194)	(2,269,280)	(19,150,693)	20,238,321	(68,710,518)

Net Assets
Beginning of period	54,990,658	72,241,852	87,599,682	106,750,375	188,605,486	257,316,004
End of period	$51,251,989	$54,990,658	$85,330,402	$87,599,682	$208,843,807	$188,605,486

Share Transactions Class SC
Shares issued	10,789	89,533	44,869	142,797	19,428	45,711
Shares reinvested	—	995,864	—	173,101	—	1,036,469
Shares redeemed	(893,993)	(408,674)	(411,631)	(307,855)	(659,722)	(805,703)
Change in Class SC Shares Outstanding	(883,204)	676,723	(366,762)	8,043	(640,294)	276,477

Share Transactions Class I
Shares issued	62,290	24,107	114,716	144,705	67,071	141,639
Shares reinvested	—	374,471	—	112,654	—	1,838,824
Shares redeemed	(129,049)	(143,864)	(207,161)	(463,827)	(808,889)	(1,488,038)
Change in Class I Shares Outstanding	(66,759)	254,714	(92,445)	(206,468)	(741,818)	492,425
Change in Shares Outstanding	(949,963)	931,437	(459,207)	(198,425)	(1,382,112)	768,902
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Company Fund
For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022

$159,907	$144,785
1,847,312	37,109
2,132,316	(10,926,087)
4,139,535	(10,744,193)

—	—
—	(17,332,749)
—	(17,332,749)

—	—
—	—
—	—
—	—

852,307	1,062,667
—	17,332,749
(3,299,383)	(6,339,137)
(2,447,076)	12,056,279
(2,447,076)	12,056,279

1,692,459	(16,020,663)

59,220,613	75,241,276
$60,913,072	$59,220,613

—	—
—	—
—	—
—	—

71,439	64,243
—	1,465,206
(273,207)	(389,661)
(201,768)	1,139,788
(201,768)	1,139,788

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21(3)	$14.67(4)	$0.05	$1.18	$1.23	$(0.03)	$ (0.17)	$(0.20)	$15.70	8.45%(5)	$52,471	0.79%(6)	1.13%(6)	0.46%(6)	132%(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.95)	39,940	0.79	1.23	1.03	61
06/30/23(8)	9.94	0.08	1.16	1.24	—	—	—	11.18	12.48(5)	35,066	0.79(6)	1.21(6)	1.61(6)	27(5)
Class I
12/31/18	$14.85	$0.18	$(0.92)	$(0.74)	$(0.12)	$ (4.13)	$(4.25)	$9.86	(6.07)%	$15,971	0.85%	1.15%	1.22%	140%
12/31/19	9.86	0.14	2.11	2.25	(0.16)	(— ) (9)	(0.16)	11.95	22.80	17,628	0.85	1.48	1.22	129
12/31/20	11.95	0.12	2.16	2.28	(0.16)	(0.48)	(0.64)	13.59	19.16	18,609	0.85	1.38	0.85	71
12/31/21	13.59	0.07	2.24	2.31	(0.03)	(0.17)	(0.20)	15.70	17.07	19,771	0.81	1.05	0.48	132(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.97)	15,050	0.79	0.96	1.03	61
06/30/23(8)	9.94	0.08	1.16	1.24	—	—	—	11.18	12.48(5)	16,186	0.79(6)	0.99(6)	1.61(6)	27(5)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(3)	Represents the period from commencement of operations (April 13, 2021) through December 31, 2021.
(4)	Net asset value at the beginning of period is based on the net asset value of Class I shares on April 13, 2021.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover excludes the purchases and sales of securities of the Aggressive ETF Fund, the Conservative ETF Fund and the Moderate ETF Fund acquired on April 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(8)	Unaudited.
(9)	Less than $0.005 per share.
Touchstone Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/19(2)	$9.90	$0.11	$0.13	$0.24	$(0.13)	$ —	$(0.13)	$10.01	2.43%(3)	$59,462	0.78%(4)	0.84%(4)	2.29%(4)	335%(5)
12/31/20	10.01	0.24	0.72	0.96	(0.18)	—	(0.18)	10.79	9.62	66,042	0.77	0.77	2.39	168
12/31/21	10.79	0.16	(0.30)	(0.14)	(0.25)	(0.06)	(0.31)	10.34	(1.30)	65,530	0.79	0.79	1.47	142
12/31/22	10.34	0.23	(1.67)	(1.44)	(0.17)	(0.07)	(0.24)	8.66	(13.90)	54,930	0.78	0.78	2.49	163
06/30/23(6)	8.66	0.16	0.01	0.17	—	—	—	8.83	1.96(3)	52,795	0.77(4)	0.77(4)	3.37(4)	67(3)
Class I
12/31/18	$9.60	$0.28	$(0.46)	$(0.18)	$(0.23)	$ —	$(0.23)	$9.19	(1.88)%	$41,808	0.67%	0.87%	2.62%	431%
12/31/19	9.19	0.33	0.63	0.96	(0.13)	—	(0.13)	10.02	10.46	37,819	0.67	0.94	2.58	335(5)
12/31/20	10.02	0.28	0.69	0.97	(0.18)	—	(0.18)	10.81	9.71	39,316	0.67	0.82	2.49	168
12/31/21	10.81	0.12	(0.25)	(0.13)	(0.26)	(0.06)	(0.32)	10.36	(1.21)	41,221	0.67	0.77	1.60	142
12/31/22	10.36	0.28	(1.72)	(1.44)	(0.19)	(0.07)	(0.26)	8.66	(13.85)	32,670	0.67	0.76	2.60	163
06/30/23(6)	8.66	0.17	0.01	0.18	—	—	—	8.84	2.08(3)	32,536	0.61(4)	0.78(4)	3.52(4)	67(3)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Active Bond Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Common Stock Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/19(2)	$8.61	$0.02	$0.72	$0.74	$(0.05)	$ (0.10)	$(0.15)	$9.20	8.60%(3)	$82,546	0.94%(4)	0.94%(4)	0.46%(4)	18%(5)
12/31/20	9.20	0.04	2.11	2.15	(0.06)	(0.31)	(0.37)	10.98	23.48	85,232	0.90	0.90	0.47	15
12/31/21	10.98	0.01	3.01	3.02	(0.05)	(0.44)	(0.49)	13.51	27.57	93,121	0.91	0.91	0.16	6
12/31/22	13.51	0.04	(2.42)	(2.38)	(0.02)	(1.60)	(1.62)	9.51	(17.79)	68,199	0.91	0.91	0.35	7
06/30/23(6)	9.51	0.02	1.79	1.81	—	—	—	11.32	19.03(3)	73,895	0.92(4)	0.92(4)	0.47(4)	1(3)
Class I
12/31/18	$18.74	$0.14(7)	$(1.00)	$(0.86)	$(0.11)	$ (10.49)	$(10.60)	$7.28	(8.05)%	$124,796	0.73%	0.83%	0.77%	10%
12/31/19	7.28	0.08	2.00	2.08	(0.05)	(0.10)	(0.15)	9.21	28.58	139,536	0.73	0.82	0.82	18(5)
12/31/20	9.21	0.07	2.10	2.17	(0.06)	(0.31)	(0.37)	11.01	23.68	149,336	0.73	0.80	0.64	15
12/31/21	11.01	0.06	3.00	3.06	(0.07)	(0.44)	(0.51)	13.56	27.85	164,195	0.73	0.76	0.34	6
12/31/22	13.56	0.05	(2.42)	(2.37)	(0.04)	(1.60)	(1.64)	9.55	(17.66)	120,406	0.73	0.77	0.53	7
06/30/23(6)	9.55	0.04	1.79	1.83	—	—	—	11.38	19.16(3)	134,949	0.73(4)	0.78(4)	0.65(4)	1(3)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Focused Fund and the Touchstone Large Cap Core Equity Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
(7)	The net investment income per share was based on average shares outstanding for the period.
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class I
12/31/18	$15.73	$0.01	$(1.11)	$(1.10)	$—	$ (1.94)	$(1.94)	$12.69	(7.98)%	$57,884	0.76%	0.84%	0.05%	68%
12/31/19	12.69	0.02	2.64	2.66	(—)(2)	(1.66)	(1.66)	13.69	21.40	64,630	0.76	0.85	0.13	85
12/31/20	13.69	0.01	2.53	2.54	(0.02)	(0.50)	(0.52)	15.71	18.70	71,632	0.76	0.87	0.06	95
12/31/21	15.71	—(2)(3)	3.79	3.79	(0.01)	(0.36)	(0.37)	19.13	24.18	75,241	0.76	0.79	0.01	67
12/31/22	19.13	0.03	(2.73)	(2.70)	(—)(2)	(4.76)	(4.76)	11.67	(14.44)	59,221	0.76	0.80	0.23	75
06/30/23(4)	11.67	0.03	0.80	0.83	—	—	—	12.50	7.11(5)	60,913	0.76(6)	0.83(6)	0.54(6)	36(5)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Less than $0.005 per share.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2023 (Unaudited)
1. Organization
The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following four funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Bond Fund ("Bond Fund”)
Touchstone Common Stock Fund ("Common Stock Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Each Fund is diversified with the exception of the Common Stock Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2023, the following affiliates of Touchstone Advisors, Inc. (the "Adviser") were invested in the Funds: separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.
The Balanced Fund, Bond Fund and Common Stock Fund offer Class SC shares and Class I shares. The Small Company Fund offers Class I shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most

Notes to Financial Statements (Unaudited) (Continued)
recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Collateralized Loan Obligations — The Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Futures Contracts — The Balanced Fund and the Bond Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that

Notes to Financial Statements (Unaudited) (Continued)
could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of June 30, 2023, the Balanced Fund did not, whereas the Bond Fund did hold futures contracts as shown on the Portfolio of Investments.
Swap Contracts — The Balanced Fund and Bond Fund may enter into swap transactions to help enhance the value of their portfolio or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the "Derivatives Rule").
As of June 30, 2023, the Bond Fund held swap agreements as shown on the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)
Effective August 19, 2022 (the “Compliance Date”), the Derivatives Rule replaced the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund's use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the Funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule. Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund and Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2023, the Funds did not hold any assets and liabilities that were subject to a MNA.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Bond Fund	Swap Agreements - Credit Contracts*	$—	$52,834
	Futures Contracts - Interest Rate Contracts**	46,537	338,310
*	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
**	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Bond Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Bond Fund	Futures - Interest Rate Contracts*	$76,938	$(291,773)
	Swap Agreements - Credit Contracts**	(36,658)	(52,834)
*	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
For the six months ended June 30, 2023, the average quarterly notional value of outstanding derivative financial instruments for the Bond Fund was as follows:
Bond Fund
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$2,396,667
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	14,288,901
Futures Contracts (short) - Notional Value	2,650,125
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2023, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Balanced Fund	Corporate Bonds	$81,105	$82,944	$1,839
Bond Fund	Corporate Bonds	242,884	248,337	5,453
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Notes to Financial Statements (Unaudited) (Continued)
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security, or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds' policy to accrue for foreign capital gain taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Funds Group Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR was a measure of the average interest rate at which major global banks can borrow from one another. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities on June 30, 2023. In addition, the U.K. Financial Conduct Authority has required the ICE Benchmark Administration Limited to continue publishing a subset of U.S. dollar LIBOR settings on a "synthetic" basis through March 2024 for the three-month sterling LIBOR setting and September 2024 for the one-, three- and six-month sterling LIBOR settings. All other market participants adopted alternative rates such as Secured Overnight Financing Rate (“SOFR”) or otherwise

Notes to Financial Statements (Unaudited) (Continued)
amended such financial instruments to include fallback provisions and other measures that contemplated the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and required changes to the applicable spreads. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2023:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Purchases of investment securities	$1,818,072	$5,068,896	$2,433,092	$21,564,677
Proceeds from sales and maturities	$13,479,158	$8,519,775	$15,729,258	$24,047,407
For the six months ended June 30, 2023, purchases and proceeds from sales and maturities in U.S. Government Securities were $12,853,753 and $11,095,999, respectively, for the Balanced Fund, and $51,682,883 and $52,537,037, respectively, for the Bond Fund.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern.
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $51,776 for the Funds’ Board for the six months ended June 30, 2023.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on all assets
Bond Fund*	0.38% on the first $200 million 0.30% on such assets over $200 million
Common Stock Fund Small Company Fund	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on such assets over $500 million
*  Prior to January 1, 2023, the Fund paid the Adviser an advisory fee at an annualized rate of 0.40% on the first $300 million of assets and 0.35% on assets over $300 million.
The Adviser has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Adviser”), an affiliate of the Adviser and wholly-owned subsidiary of Western & Southern. The Adviser pays sub-advisory fees to the Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual

Notes to Financial Statements (Unaudited) (Continued)
operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class SC	Class I	Termination Date
Balanced Fund	0.79%	0.79%	April 29, 2024
Bond Fund*	0.91%	0.61%	April 29, 2024
Common Stock Fund	1.06%	0.73%	April 29, 2024
Small Company Fund	—	0.76%	April 29, 2024
*	Prior to January 1, 2023, the expense limitation was 0.97% and 0.67% for Class SC and Class I, respectively.
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund's shareholders.
During the six months ended June 30, 2023, the Adviser or its affiliates waived investment advisory fees, administration fees or shareholder servicing fees and other operating expenses of the Funds as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Shareholder Servicing Fees and Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$32,916	$66,298	$99,214
Bond Fund	—	9,355	19,108	28,463
Common Stock Fund	—	—	29,621	29,621
Small Company Fund	—	2,353	17,948	20,301
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of June 30, 2023, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2023	Expires on or before December 31, 2024	Expires on or before December 31, 2025	Expires on or before December 31, 2026	Total
Balanced Fund	$46,135	$175,490	$224,509	$99,214	$545,348
Bond Fund	27,782	38,593	30,703	28,463	125,541
Common Stock Fund	39,239	44,492	58,693	29,621	172,045
Small Company Fund	29,362	21,468	25,756	20,301	96,887
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2023.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission ("SEC") and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.

Notes to Financial Statements (Unaudited) (Continued)
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION
The Trust has adopted a Shareholder Services Plan under which Class SC shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund offering Class SC shares will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.
DISTRIBUTION AGREEMENT
The Distributor acts as exclusive agent for the distribution of the Funds’ shares. The Distributor receives no compensation under this agreement.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended June 30, 2023, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2023, the following Fund participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Balanced Fund	$ 27,541	5.65%	$ 782
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

Notes to Financial Statements (Unaudited) (Continued)
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended December 31, 2022 and December 31, 2021 are as follows:
	Balanced Fund		Bond Fund
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
From ordinary income	$2,671,177	$311,042	$2,080,174	$3,142,376
From long-term capital gains	11,231,960	649,760	415,083	—
Total distributions	$13,903,137	$960,802	$2,495,257	$3,142,376
	Common Stock Fund		Small Company Fund
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
From ordinary income	$1,076,692	$1,512,930	$5,945,899	$52,041
From long-term capital gains	26,896,739	7,816,206	11,386,850	1,390,549
Total distributions	$27,973,431	$9,329,136	$17,332,749	$1,442,590
The following information is computed on a tax basis for each item as of December 31, 2022:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Tax cost of portfolio investments	$54,735,939	$97,838,327	$115,671,434	$48,049,034
Gross unrealized appreciation on investments	6,316,115	242,882	80,394,579	14,305,128
Gross unrealized depreciation on investments	(6,097,691)	(10,937,628)	(7,220,315)	(3,054,551)
Net unrealized appreciation (depreciation) on investments	218,424	(10,694,746)	73,174,264	11,250,577
Capital loss carryforwards	(656,718)	(5,227,145)	—	—
Undistributed ordinary income	638,891	2,468,676	1,009,991	144,341
Undistributed capital gains	—	—	12,709,817	267,857
Other temporary differences	—	(112,618)	—	—
Accumulated earnings (deficit)	$200,597	$(13,565,833)	$86,894,072	$11,662,775
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.
As of December 31, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Balanced Fund	$ 341,932	$ 314,786	$ 656,718
Bond Fund*	1,623,673	3,603,472	5,227,145
*	Future utilization is limited under current tax law.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2022, the Funds did not elect to defer any losses.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in

Notes to Financial Statements (Unaudited) (Continued)
these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of June 30, 2023, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$44,727,753	$9,268,038	$(2,695,160)	$—	$—	$6,572,878
Bond Fund	93,135,253	239,155	(8,580,714)	46,537	(391,144)	(8,686,166)
Common Stock Fund	110,997,957	103,398,647	(4,949,594)	—	(8)	98,449,045
Small Company Fund	46,364,396	15,850,315	(1,192,697)	—	(4)	14,657,614
(A)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cyber Security - With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cyber security incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities

Notes to Financial Statements (Unaudited) (Continued)
rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the U.S. Federal Reserve, which has raised, and may continue to raise, interest rates. Such increases which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly, which may negatively impact the Fund's performance.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2023” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized June 30, 2023	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023*
Balanced Fund
Class SC	Actual	0.79%	$1,000.00	$1,124.80	$4.16
Class SC	Hypothetical	0.79%	$1,000.00	$1,020.88	$3.96
Class I	Actual	0.79%	$1,000.00	$1,124.80	$4.16
Class I	Hypothetical	0.79%	$1,000.00	$1,020.88	$3.96

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized June 30, 2023	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023*
Bond Fund
Class SC	Actual	0.77%	$1,000.00	$1,019.60	$3.86
Class SC	Hypothetical	0.77%	$1,000.00	$1,020.98	$3.86
Class I	Actual	0.61%	$1,000.00	$1,020.80	$3.06
Class I	Hypothetical	0.61%	$1,000.00	$1,021.77	$3.06
Common Stock Fund
Class SC	Actual	0.92%	$1,000.00	$1,190.30	$5.00
Class SC	Hypothetical	0.92%	$1,000.00	$1,020.23	$4.61
Class I	Actual	0.73%	$1,000.00	$1,191.60	$3.97
Class I	Hypothetical	0.73%	$1,000.00	$1,021.17	$3.66
Small Company Fund
Class I	Actual	0.76%	$1,000.00	$1,071.10	$3.90
Class I	Hypothetical	0.76%	$1,000.00	$1,021.03	$3.81
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 12, 2022 through May 12, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

TSF-1006-TVST-SAR- 2306

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*		/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/30/2023

By (Signature and Title)*		/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date:	08/30/2023

* Print the name and title of each signing officer under his or her signature.